Longterm deposits (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Longterm deposits
Construction deposit	$ 831,129	$ 822,505
Deposit for acquisition of land use rights	276,997	274,123
Long-term deposits	$ 1,108,126	$ 1,096,628